DEFERRED TAX - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Hong Kong
Reconciliation Of Changes In Deferred Tax Assets and Liabilities [Line Items]
Tax losses	$ 100,000	$ 400,000
China
Reconciliation Of Changes In Deferred Tax Assets and Liabilities [Line Items]
Tax losses	0
Deferred income recognised in profit or loss	$ 19,100,000
Withholding tax percentage	10.00%
Income tax rate	10.00%
China | Total for all subsidiaries
Reconciliation Of Changes In Deferred Tax Assets and Liabilities [Line Items]
Distributable retained earnings	$ 0	0
Ireland
Reconciliation Of Changes In Deferred Tax Assets and Liabilities [Line Items]
Tax losses	$ 42,100,000	$ 134,800,000
Deferred tax carry back period	1 year	1 year
United States of America
Reconciliation Of Changes In Deferred Tax Assets and Liabilities [Line Items]
Tax losses	$ 0	$ 48,800,000
Maximum percent of future taxable profits that can be indefinitely offset		80.00%
Withholding tax percentage	30.00%
United States of America | Total for all subsidiaries
Reconciliation Of Changes In Deferred Tax Assets and Liabilities [Line Items]
Distributable retained earnings	$ 0	$ 0